Other Assets and Liabilities (Details of Other Assets and Liabilities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Other Assets and Other Liabilities [Line Items]
Accounts receivable from brokers, dealers and customers for securities transactions	[1]	¥ 1,348,181	¥ 1,517,235
Accounts payable to brokers, dealers and customers for securities transactions	[1]	2,042,447	2,572,315
Consolidated VIEs
Other Assets and Other Liabilities [Line Items]
Accounts receivable from brokers, dealers and customers for securities transactions		181,535	555,938
Accounts payable to brokers, dealers and customers for securities transactions		¥ 172,473	¥ 620,766

[1]	Receivables from brokers, dealers and customers for securities transactions included ¥555,938 million and ¥181,535 million of such receivables of consolidated VIEs at March 31, 2019 and September 30, 2019, respectively. Payables to brokers, dealers and customers for securities transactions included ¥620,766 million and ¥172,473 million of such payables of consolidated VIEs at March 31, 2019 and September 30, 2019, respectively.